Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2013
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Eaton Vance Parametric Structured Absolute Return Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVMFT_SupplementTextBlock

EATON VANCE PARAMETRIC STRUCTURED ABSOLUTE RETURN FUND
Supplement to Summary Prospectus dated November 1, 2011 as revised December 9, 2011

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Market Neutral Fund and the name of the Portfolio is changed to Parametric Market Neutral Portfolio;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$158	$655	$1,179	$2,615
Institutional Class shares	$132	$579	$1,051	$2,358

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6615-2/13 PPASARSPS

Eaton Vance Parametric Structured Absolute Return Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,615
Eaton Vance Parametric Structured Absolute Return Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358